Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member] Ordinary shares [member]	Additional paid-in capital [member]	Reserve of share-based payments [member] Share options [member]	Reserve of share-based payments [member] Restricted share units [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Treasury shares [member]	Total
Balance at Dec. 31, 2022	$ 7,136	$ 153,288,043	$ 1,442,346	$ 0	$ (96,984,380)	$ 370,178	$ (29,580,140)	$ 28,543,183
Statement Line Items [Line Items]
Loss	0	0	0	0	13,495,614	0	0	13,495,614
Other comprehensive loss	0	0	0	0	89,457	584,840	0	674,297
Total comprehensive loss	0	0	0	0	13,585,071	584,840	0	14,169,911
Share-based payment for services	13	695,662	0	0	0	0	0	695,675
Exercise of employee stock options	0	0	203,676	0	0	0	0	203,676
Restricted share units	99	697,802		175,599				873,500
Exercise of stock warrants	38	4,450,788	0	0	0	0	0	4,450,826
Balance at Dec. 31, 2023	7,846	165,228,386	764,333	175,599	(83,399,309)	955,018	(29,580,140)	54,151,733
Statement Line Items [Line Items]
Shares issued against exercise of convertible preference shares	560	5,214,402	0	0	0	0	0	5,214,962
Expiration of employee stock options	0	881,689	(881,689)	0	0	0	0	0
Loss	0	0	0	0	(64,794,616)	0	0	(64,794,616)
Other comprehensive loss	0	0	0	0	(44,804)	(1,010,518)	0	(1,055,322)
Total comprehensive loss	0	0	0	0	(64,839,420)	(1,010,518)	0	(65,849,938)
Restricted share units	70	342,531	0	(140,693)	0	0	0	201,908
Exercise of stock warrants	2,219	36,719,753	0	0	0	0	0	36,721,972
Acquisition of treasury stock	0			0	0	0	(3,626,488)	(3,626,488)
Balance at Dec. 31, 2024	19,443	253,786,028	764,333	34,906	(148,238,729)	(55,500)	(33,206,628)	73,103,853
Statement Line Items [Line Items]
Share-based payment for professional services & acquisition of intangible asset	134	749,438	0	0	0	0	0	749,572
Shares issued against exercise of convertible preference shares	7,031	39,458,058	0	0	0	0	0	39,465,089
Issuance of ordinary shares	2,143	11,287,862	0	0	0	0	0	11,290,005
Loss	0	0	0	0	(11,276,598)	0	0	(11,276,598)
Other comprehensive loss	0	0	0	0	0	(1,344,903)	0	(1,344,903)
Total comprehensive loss	0	0	0	0	(11,276,598)	(1,344,903)	0	(12,621,501)
Cash	1,044	9,267,534	0	0	0	0	35,005,477	44,274,055
Share-based payment for services	15	271,035	0	0	0	0	0	271,050
Exercise of employee stock options	6	646,889	(574,612)	0	0	0	0	72,283
Restricted share units	380	1,289,213	0	(1,289,593)	0	0	0	0
Exercise of stock warrants	6,019	96,640,253	0	0	0	0	0	96,646,272
Share issuance costs	0	(6,530,746)	0	0	0	0	0	(6,530,746)
Share-based compensation expenses	0	0	0	4,768,696	0	0	0	4,768,696
Acquisition of treasury stock	0	0	0	0	0	0	(3,904,123)	(3,904,123)
Cancellation of shares held in escrow, net of reissuance	(551)	551	0	0	0	0	0	0
Balance at Dec. 31, 2025	$ 26,356	$ 355,370,757	$ 189,721	$ 3,514,009	$ (159,515,327)	$ (1,400,403)	$ (2,105,274)	$ 196,079,839